Registration Nos. 033-39133

811-06241

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 74	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 77	☒

(Check appropriate box or boxes.)

LOOMIS SAYLES FUNDS II

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code	(617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LOOMIS SAYLES FUNDS II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 74 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of February, 2016.

LOOMIS SAYLES FUNDS II

By:	/s/ David L. Giunta
David L. Giunta
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta	President, Chief Executive Officer and Trustee	February 22, 2016
David L. Giunta

/s/ Michael C. Kardok	Treasurer	February 22, 2016
Michael C. Kardok

Kevin P. Charleston*	Trustee	February 22, 2016
Kevin P. Charleston

Kenneth A. Drucker*	Trustee	February 22, 2016
Kenneth A. Drucker

Edmond J. English*	Trustee	February 22, 2016
Edmond J. English

Richard A. Goglia*	Trustee	February 22, 2016
Richard A. Goglia

John T. Hailer*	Trustee	February 22, 2016
John T. Hailer

Wendell J. Knox*	Trustee	February 22, 2016
Wendell J. Knox

Martin T. Meehan*	Trustee	February 22, 2016
Martin T. Meehan

Sandra O. Moose*	Trustee, Chairperson of the Board	February 22, 2016
Sandra O. Moose

Erik Sirri*	Trustee	February 22, 2016
Erik Sirri

Peter Smail*	Trustee	February 22, 2016
Peter Smail

Cynthia L. Walker*	Trustee	February 22, 2016
Cynthia L. Walker

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact[1]
February 22, 2016

[1]	Powers of Attorney for John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 37 to the Registration Statement filed on December 2, 2004. Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 39 to the Registration Statement filed on December 2, 2005. Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 50 to the Registration Statement filed on July 17, 2008. Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 55 to the Registration Statement filed on November 23, 2009. Powers of Attorney for Erik Sirri and Peter Smail are incorporated by reference to exhibits (q)(5) and (q)(6) to PEA No. 56 to the Registration Statement filed on January 28, 2010. Power of Attorney for Martin T. Meehan is incorporated by reference to exhibit (q)(9) to PEA No. 63 to the Registration Statement filed on November 29, 2012. Power of Attorney for Edmond J. English is incorporated by reference to exhibit (q)(10) to PEA No. 64 to the Registration Statement filed on January 28, 2013. Power of Attorney for Richard A. Goglia is incorporated by reference to exhibit (q)(10) to PEA No. 68 to the Registration Statement filed on January 28, 2015. Power of Attorney for Kevin P. Charleston is filed herewith.

Loomis Sayles Funds II

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase